UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Sept 30, 2009.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     October 29, 2009


                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       82
Form 13F Information Table Value Total:	      436,335,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Apple Computer Inc              037833100      21,504   116,019   Sole   None
Walgreen Co                     931422109      17,640   470,788   Sole   None
Berkshire Hathaway      B       084670207      16,166     4,865   Sole   None
PepsiCo, Inc.                   713448108      16,141   275,166   Sole   None
United Technologies             913017109      15,379   252,401   Sole   None
Oracle Corporation              38389x105      15,330   735,609   Sole   None
Procter & Gamble                742718109      14,619   252,393   Sole   None
Google Inc                      38259P508      14,402    29,046   Sole   None
Ace Ltd                         H0023R105      13,922   260,422   Sole   None
Alcon Inc                       H01301102      13,912   100,326   Sole   None
Novo-Nordisk                    670100205      12,993   206,409   Sole   None
Microsoft Corp                  594918104      12,725   494,757   Sole   None
Cisco Systems Inc               17275R102      12,390   526,345   Sole   None
Nike Inc.                       654106103      12,108   187,133   Sole   None
Alliant Techsystems Inc.        018804104      11,639   149,509   Sole   None
Teva Pharmaceutical Inds	881624209      11,550   228,446   Sole	 None
Rockwell Collins                774341101      11,272   221,897   Sole   None
Transocean Sedco Forex          G90078109      11,159   130,473   Sole   None
ConocoPhillips                  20825C104      10,934   242,112   Sole   None
Emerson Electric                291011104      10,560   263,476   Sole   None
Devon Energy Corp New           25179M103      10,520   156,243   Sole   None
Energizer Holdings Inc          29266R108       9,934   149,738   Sole   None
Franklin Resources              354613101       9,565    95,075   Sole   None
Amphenol Corp			032095101       9,551   253,466   Sole   None
Becton Dickinson & Co           075887109       8,982   128,768   Sole   None
Adobe Systems                   00724F101       8,980   271,781   Sole   None
Petroleo Brasileiro A           71654V408       8,947   194,928   Sole   None
America Movil SAB de CV         02364W105       8,891   202,850   Sole   None
ITT Education Services          45068B109       8,621    78,081   Sole   None
Intuit                          461202103       8,368   293,626   Sole   None
Wal-Mart Stores Inc		931142103       8,141   165,838   Sole	 None
Wells Fargo & Co.               949746101       8,100   287,427   Sole   None
Lincoln Elec Hldgs Inc          533900106       7,082   149,259   Sole   None
Johnson & Johnson               478160104       7,043   115,668   Sole   None
Berkshire Hathaway      A       084670108       3,333        33   Sole   None
Mastercard Inc.                 57636Q104       2,314    11,445   Sole   None
Flir Systems Inc		302445101	2,099	 75,047	  Sole	 None
Middleby Corp.			596278101	2,012    36,583   Sole   None
Schlumberger Ltd                806857108       1,887    31,660   Sole   None
Gilead Sciences Inc Com         375558103       1,777    38,225   Sole   None
St. Jude Medical                790849103       1,582    40,560   Sole   None
Ishares Ftse/Xinhua China       464287184       1,341    32,760   Sole   None
GameStop Corp                   36467W109       1,330    50,230   Sole   None
Petmedexpress Inc               816382106       1,269    67,333   Sole   None
Ishare MSCI Brazil F            464286400       1,185    17,515   Sole   None
Waters Corp                     941848103       1,175    21,030   Sole   None
3M Company                      88579Y101       1,170    15,855   Sole   None
Quality Systems                 747582104       1,167    18,957   Sole   None
Apache Corp			037411105	1,034	 11,260   Sole   None
Ishares MSCI EMIF               464287234         910    23,377   Sole   None
Carnival Corp                   30231g102         785    23,600   Sole   None
Exxon Mobil Corp                30231g102         754    10,991   Sole   None
Yamana Gold Inc                 98462Y100         706    65,908   Sole   None
Bank of America                 060505104         702    41,486   Sole   None
Freeport McMoran Copper         35671D857         666     9,706   Sole   None
Weatherford International Ltd   G95089101         617    29,750   Sole   None
Walt Disney Co                  254687106         564    20,553   Sole   None
Suntech Power Holdings Co       86800C104         526    34,600   Sole   None
Encana Corp                     292505104         526     9,125   Sole   None
Market Vectors Agribusiness     57060U605         493    12,750   Sole   None
Baxter International            071813109         416     7,304   Sole   None
Goldman Sachs Group             38141G104         409     2,218   Sole   None
Halliburton Company             406216101         409    15,074   Sole   None
Medtronic Inc                   585055106         392    10,650   Sole   None
Emc Corporation                 268648102         271    15,900   Sole   None
Quanta Services Inc             74762E102         270    12,190   Sole   None
Rehabcare Group Inc.		759148109	  254	 11,710   Sole   None
MSCKI India Index               06739F291         243     4,120   Sole   None
Varian Medical Sys Inc          92220P105         238     5,650   Sole   None
Chevron Corp New                166764100         234     3,321   Sole   None
Coca Cola Co                    191216100         232     4,320   Sole   None
Nasdaq-100                      73935A104         228     5,390   Sole   None
Royal Dutch Shell Cl A          780259206         225     3,938   Sole   None
Hologic Inc                     436440101         225    13,750   Sole   None
Kraft Foods Inc.                50075N104         220     8,374   Sole   None
Hewlett-Packard Co              428236103         219     4,638   Sole   None
Kayne Anderson MLP              486606106         209     9,900   Sole   None
Home Depot Inc                  437076102         209     7,830   Sole   None
CVS Caremark Corp               126650100         207     5,800   Sole   None
Sector Spdr Fincl               81369Y605         179    11,975   Sole   None
Headwaters Inc.                 42210P102          42    10,800   Sole   None
Nine Mile Software Inc          654409101          10    28,570   Sole   None

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